13F-HR
				06/30/01

  					0000019475
  					zkzke6q*

				NONE
		1

  					J. COLBERT
  					804-293-9104

		colbert@chaseinv.com

  					13F-HR
  					Form 13F Holdings Report



				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
							[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James D. Colbert
Title:	Investment Operations Analyst
Phone:	804-293-9104
Signature, Place, and Date of Signing:

	James D. Colbert	Charlottesville, VA		July 30, 2001

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		84

Form 13F Information Table Value Total:		$852,531



List of Other Included Managers:

No.	13F File Number	Name





FORM 13F INFORMATION TABLE VALUE SHARES SH/ PUT/ INVSTMT OTHER
VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN
AMT PRN CALL DSCRETN MGRS SOLE SHARED NONE ACE Limited COM
G0070K103 1254 32080 SH SOLE 32080 AOL Time Warner COM 02364J104 1540
29050 SH SOLE 27550 1500 Alcoa Inc COM 013817101 12425 315355 SH SOLE
304575 10780 Allergan COM 018490102 630 7500 SH SOLE 7500 Amrican Home
Products COM 026609107 1087 18500 SH SOLE 18500 Americredit COM 03060R101
10762 207165 SH SOLE 200995 6170 Apollo Group CL A 037604105 16037 377788 SH
SOLE 366918 10870 Applebee's Int'l COM 037899101 884 27629 SH SOLE 27629
Autozone Inc COM 053332102 875 23345 SH SOLE 23345 BARRA COM 068313105
922 23550 SH SOLE 23550 Bed Bath & Beyond COM 075896100 5045 160415 SH
SOLE 160415 BP Amoco SPONSORED ADR 055622104 514 10320 SH SOLE 1852
8468 Biomet COM 090613100 21229 441710 SH SOLE 432355 9355 BJ Services
Company COM 055482103 3247 111970 SH SOLE 107520 4450 BJ's Wholesale Club Inc COM 05548J106 1575 29570 SH SOLE 29570 Boeing Co COM 097023105 27605
496495 SH SOLE 478785 17710 Bristol Myers Squibb COM 110122108 230 4400 SH
SOLE 4400 Burlington Resources COM 122014103 24710 621625 SH SOLE 602570
19055 CVS Corp COM 126650100 14491 375410 SH SOLE 362915 12495 Capital One
Financial COM 14040H105 15427 256480 SH SOLE 248250 8230 Cardinal Health Inc COM 14149Y108 31019 449552 SH SOLE 435566 13986 Carnival Corp COM
143658102 3059 99647 SH SOLE 91647 8000 Chico's FAS COM 168615102 1165
39148 SH SOLE 39148 Coca-Cola COM 191216100 238 5289 SH SOLE 5289 Cullen
Frost Bankers COM 229899109 846 25000 SH SOLE 25000 Dentsply International COM 249030107 869 19600 SH SOLE 19600 EMC Corp COM 268648102 13651 466694 SH
SOLE 447244 19450 El Paso Corp COM 28336L109 19634 373689 SH SOLE 363145
10544 Elan Corporation PLC ADS 284131208 20629 338185 SH SOLE 329875 8310
Energen Corp COM 29265N108 763 27635 SH SOLE 27635 Essex Property Trust COM 297178105 1445 29160 SH SOLE 29160 Exxon Mobil COM 30231G102 1187 13588 SH
SOLE 8308 5280 Fannie Mae COM 313586109 15277 179670 SH SOLE 173200 6470
First Data Corp COM 319963104 20422 317365 SH SOLE 305900 11465 First Health Group COM 320960107 14781 612810 SH SOLE 610010 2800 Forest Labs COM
345838106 497 7000 SH SOLE 7000 Freddie Mac COM 313400301 29805 437980 SH
SOLE 421890 16090 General Dynamics COM 369550108 30263 388940 SH SOLE
375550 13390 General Electric COM 369604103 3087 63325 SH SOLE 61075 2250
Golden West Financial COM 381317106 20828 324215 SH SOLE 314355 9860 H & R
Bloc, COM 093671105 988 15300 SH SOLE 13800 1500 Harley Davidson COM
412822108 14108 299665 SH SOLE 289610 10055 Home Depot COM 437076102 21373
459144 SH SOLE 441958 17186 Household Int'l COM 441815107 20433 306340 SH
SOLE 296250 10090 IDEC Phamaceuticals COM 449370105 745 11000 SH SOLE 11000
International Business MachCOM 459200101 240 2125 SH SOLE 1375 750 Johnson & Johnson COM 478160104 27597 551940 SH SOLE 532300 19640 Jones Apparel Group
COM 480074103 20444 473250 SH SOLE 458340 14910 Kohls Corp COM 500255104
328 5230 SH SOLE 5230 Kroger COM 501044101 19345 773806 SH SOLE 747481
26325 Lincare Holdings COM 532791100 2800 93295 SH SOLE 90395 2900 Lowes Cos COM 548661107 767 10568 SH SOLE 10568 M&T Bank Corp COM 55261F104 1314
17400 SH SOLE 17400 MBNA Corp COM 55262L100 5081 153962 SH SOLE 153962
Marriott Int'l COM 571903202 21208 448000 SH SOLE 431875 16125 Marsh
Supermarket Inc CL A 571783307 231 16300 SH SOLE 16300 Marsh Supermarket Inc CL B 571783208 324 24545 SH SOLE 24545 Merck & Co. COM 589331107 552 8636 SH
SOLE 8636 Microsoft COM 594918104 29188 399830 SH SOLE 384175 15655 Parker
Drilling COM 701081101 325 50000 SH SOLE 5000 Patterson Dental COM 703412106 1163 38760 SH SOLE 38760 Performance Food Group COM 713755106 975 32260 SH
SOLE 32260 Pfizer COM 717081103 24659 615708 SH SOLE 594972 20736 Philip
Morris COM 718154107 27088 533760 SH SOLE 513670 20090 Phillips Petroleum COM 718507106 27243 477950 SH SOLE 462030 15920 Protective Life COM 743674103 6489
188780 SH SOLE 181640 7140 Questar Corporation COM 748356102 746 30120 SH
SOLE 30120 Ruby Tuesday Inc COM 781182100 946 55300 SH SOLE 55300 Schering-Plough COM 806605101 1858 51258 SH SOLE 44458 6800 Schlumberger COM
806857108 301 5726 SH SOLE 5726 Southwest Airlines COM 844741108 1209 65392 SH
SOLE 65392 Spieker Properties COM 848497103 16878 281535 SH SOLE 275635 5900
SunGard Data Systems COM 867363103 16759 558440 SH SOLE 543340 15100 Sysco
COM 871829107 40278 1483520 SH SOLE 1442370 41150 TJX Cos. COM 872540109
1275 40010 SH SOLE 36910 3100 Toll Brothers COM 889478103 1623 41275 SH SOLE
41275 Tosco Corp COM 891490302 685 15540 SH SOLE 15540 Trigon Healthcare Inc COM 896181100 953 14700 SH SOLE 14700 Tyco Int'l Ltd COM 902124106 35663
654239 SH SOLE 635389 18850 United Technologies COM 913017109 29957 408915 SH
SOLE 394920 13995 UnitedHealth Group COM 91324P102 6675 108105 SH SOLE
96855 11250 Universal Health Services COM 913903100 992 21800 SH SOLE 21800 Walgreen COM 931422109 386 11200 SH SOLE 11200 Washington Mutual Inc COM 939322103 30386 809225 SH SOLE 781300 27925